Statements of Cash Flows - Reconciliation of Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ 12,195,432	₩ 13,711,436
Cash flows	(461,880)	(732,932)
Exchange rate changes	122,350	146,184
Fair value changes	(85,369)	(151,811)
Business Combinations	6,503	2,984
Spin-off		(2,281,910)
Other changes	679,015	1,501,481
Ending balance	12,456,051	12,195,432
Short-term borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	12,998	109,998
Cash flows	130,000	(50,823)
Business Combinations	0	1,825
Spin-off		(48,510)
Other changes	0	508
Ending balance	142,998	12,998
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	394,187	2,028,924
Cash flows	398,529	63,132
Exchange rate changes	0	600
Business Combinations	0	662
Spin-off		(1,703,300)
Other changes	397	4,169
Ending balance	793,113	394,187
Debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	8,426,683	8,579,743
Cash flows	(189,878)	(16,755)
Exchange rate changes	122,350	145,584
Spin-off		(295,544)
Other changes	7,538	13,655
Ending balance	8,366,693	8,426,683
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,534,281	1,436,777
Cash flows	(401,054)	(431,674)
Business Combinations	6,503	497
Spin-off		(85,322)
Other changes	642,327	614,003
Ending balance	1,782,057	1,534,281
Long-term payables - other [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,009,833	1,566,954
Cash flows	(400,245)	(426,267)
Other changes	28,753	869,146
Ending balance	1,638,341	2,009,833
Derivative financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	111	54,176
Cash flows	0	332
Fair value changes	(111)	(42,282)
Spin-off		(12,115)
Ending balance	0	111
Derivative financial assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(182,661)	(65,136)
Cash flows	768
Fair value changes	(85,258)	(117,525)
Ending balance	₩ (267,151)	(182,661)
Financial liabilities at FVTPL
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows		129,123
Fair value changes		7,996
Spin-off		₩ (137,119)